UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, November 12, 2003

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     -0-

Form 13F Information Table Entry Total:  27
Form 13F Information Table Value Total: $ 336,676

List of Other Included Managers:

None

FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

Amli Residential Pptys Trust         COM   001735109   6008     229325   SH         SOLE         20800      208525
Berkshire Hathaway Inc Del Cl B      COM   084670207  36067      14450   SH         SOLE          1101       13349
Cathay Bancorp Inc                   COM   149150104   9306     210300   SH         SOLE         17800      192500
Cendant Corp                         COM   151313103  37972    2031660   SH         SOLE        151300     1880360
Center Financial Corp                COM   15146E102   6146     302602   SH         SOLE         35497      267105
Chateau Cmntys Inc                   COM   161726104  10504     352942   SH         SOLE         30100      322842
Chubb Corp                           COM   171232101  14196     218800   SH         SOLE         16450      202350
Copart Inc                           COM   217204106   6759     622350   SH         SOLE         50700      571650
CVS Corp		             COM   126650100  18532     596660   SH         SOLE         44150      552510
Devon Energy Corp New                COM   25179M103   9113     189100   SH         SOLE         16250      172850
Diamond Offshore Drilling Inc        COM   25271C102   5144     269300   SH         SOLE         20750      248550
Equity Office Properties Trust       COM   294741103  12978     471425   SH         SOLE         43400      428025
Federal Home Ln Mtg Corp             COM   313400301  17362     331660   SH         SOLE         25400      306260
GBC Bancorp Calif                    COM   361475106  18615     487050   SH         SOLE         36800      450250
Greater Bay Bancorp                  COM   391648102   9165     440200   SH         SOLE         33250      406950
Hanmi Finl Corp                      COM   410495105   6790     341739   SH         SOLE         21154      320585
International Speedway Corp Cl A     COM   460335201   8979     204583   SH         SOLE         16788      187795
Mercury General Corp New             COM   589400100  21767     486093   SH         SOLE         35450      450643
Mestek Inc                           COM   590829107   6605     392897   SH         SOLE         21100      371797
Post Pptys Inc                       COM   737464107  12262     450300   SH         SOLE         35650      414650
Prima Energy Corp	             COM   741901201   2047      80450   SH         SOLE           400       80050
Progressive Corp Ohio                COM   743315103   9375     135660   SH         SOLE         10750      124910
Summit Pptys Inc                     COM   866239106    376      16550   SH         SOLE           550       16000
Sun Communities Inc                  COM   866674104   8207     208310   SH         SOLE         13900      194410
Viad Corp                            COM   92552R109  18246     764050   SH         SOLE         57200      706850
Washington Post Co                   COM   939640108  17008      25576   SH         SOLE          1995       23581
Waters Corp                          COM   941848103   7147     260550   SH         SOLE         20800      239750